Taxes - Summary of Reconciliation of Deferred Tax Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	$ (702)	$ 118	$ 616
PRRT [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	531	(814)	297
PRRT [member] | Production and growth assets [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	1,206	(710)	455
PRRT [member] | Augmentation for current year [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(292)	(175)	(166)
PRRT [member] | Provisions [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(372)	(12)	(29)
PRRT [member] | Other [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(11)	83	37
Income Tax [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(1,233)	932	319
Income Tax [member] | Oil and gas properties [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(529)	292	674
Income Tax [member] | Exploration and evaluation assets [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	38	14	(204)
Income Tax [member] | Lease assets and liabilities [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(20)	25	1
Income Tax [member] | Provisions [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(232)	151	(10)
Income Tax [member] | PRRT assets and liabilities [Member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(175)	236	(88)
Income Tax [member] | Unused tax losses and tax credits [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(221)	19	149
Income Tax [member] | Assets held for sale [Member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(86)	205	(205)
Income Tax [member] | Derivatives [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(21)	21	(11)
Income Tax [member] | Other [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	$ 13	$ (31)	$ 13